Current and long-term debt - 2023 $225.0 Million Credit Facility (Details) $ in Thousands	1 Months Ended			6 Months Ended
	Mar. 31, 2023 USD ($) tanker	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) tanker	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Issuance of debt				$ 391,482	$ 122,637
Net debt to capitalization ratio			65.00%
2023 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio			65.00%
Consolidated tangible net worth			$ 1,500,000
Minimum percentage aggregate fair value of collateral			140.00%
2023 $225.0 Million Credit Facility | Consolidated liquidity requirement - scenario one
Disclosure of detailed information about borrowings [line items]
Liquidity requirement			$ 25,000
2023 $225.0 Million Credit Facility | Consolidated liquidity requirement - scenario two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement per owned ship			500
Liquidity requirement per chartered-in ship			250
13 product tankers | 2023 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 225,000
Issuance of debt	$ 40,100	$ 184,900
Number of vessels | tanker	13
Borrowings maturity, term			5 years
13 product tankers | 2023 $225.0 Million Credit Facility | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker			11
13 product tankers | 2023 $225.0 Million Credit Facility | MR | Repayment period one
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount per vessel			$ 630
Borrowings, repayment term			2 years
13 product tankers | 2023 $225.0 Million Credit Facility | MR | Repayment period two
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount per vessel			$ 330
13 product tankers | 2023 $225.0 Million Credit Facility | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker			2
13 product tankers | 2023 $225.0 Million Credit Facility | LR2 | Repayment period one
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount per vessel			$ 800
Borrowings, repayment term			2 years
13 product tankers | 2023 $225.0 Million Credit Facility | LR2 | Repayment period two
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment, amount per vessel			$ 450
13 product tankers | 2023 $225.0 Million Credit Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.975%